ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                         SUPPLEMENT DATED AUGUST 6, 2004

The information in this Supplement updates and amends certain information contained in the Prospectuses for variable insurance products funded by the above separate accounts, each dated May 1, 2004. You should read this Supplement along with the applicable Prospectus.

Effective August 6, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix II is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

--------------------------------------- ----------------------------------------
ING GET U.S. CORE PORTFOLIO             ING VP MONEY MARKET PORTFOLIO
--------------------------------------- ----------------------------------------
ING VP BALANCED PORTFOLIO, INC.         ING VP SMALL COMPANY PORTFOLIO
--------------------------------------- ----------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO      ING VP STRATEGIC ALLOCATION BALANCED
                                         PORTFOLIO
--------------------------------------- ----------------------------------------
ING VP GROWTH PORTFOLIO                 ING VP STRATEGIC ALLOCATION GROWTH
                                         PORTFOLIO
--------------------------------------- ----------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO    ING VP STRATEGIC ALLOCATION INCOME
                                         PORTFOLIO
--------------------------------------- ----------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO      ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------- ----------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------- ----------------------------------------


ING VP BOND PORTFOLIO
---------------------
Effective August 16, 2004, the fund name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix II and the portfolio name, wherever it appears in the prospectus, is amended to reflect the change in the name of the fund and portfolio from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.









ILIAC/IICA - 133550                                                    08/06/04